SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of number of options and exercise price
Grant date	Description	Number of options	Exercise price
March 22, 2022	2012 Plan	50,000	$6.59
May, 2022	2012 Plan	70,000	$6.42-$6.56
December 1, 2022	2022 Plan	50,000	$6.42

January 9, 2023	2022 Plan	50,000	6.31
February 10, 2023	2022 Plan	35,000	6.31
March 29, 2023	2012 Plan	35,000	6.07
May 30, 2023	2022 Plan	30,000	6.45
August 28, 2023	2022 Plan	40,000	8.00

March 6, 2024	2022 Plan to senior executive	175,000	$14.16

Schedule of Stock Options Assumptions
	2024	2023	2022

Expected stock price volatility	49.10%	48% - 54.8%	48.4% - 54.48%
Expected option life (in years)	4.6	4.6	1-5
Risk free interest rate	4.18%	3.71% - 4.54%	0.63% - 4.04%
Dividend yield	0%	0%	0%

Schedule of Stock Option Activity
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	625,000	$7.31	675,000	$7.17	720,000	$6.8
Granted	175,000	14.16	190,000	6.63	170,000	6.56
Forfeited			(196,614)	6.52	(178,150)	5.63
Exercised*	(314,375)	7.85	(43,386)	5.68	(36,850)	5.25

Outstanding at the end of the year	485,625	9.43	625,000	7.31	675,000	7.17

Exercisable at the end of the year	171,561	7.05	373,438	7.91	412,813	$7.54

Schedule of summarizes information concerning outstanding and exercisable awards
awards outstanding		awards exercisable
Exercise price	Number of awards outstanding at the end of the year	Weighted average remaining contractual life (years)	Number of awards exercisable at the end of year	Weighted average remaining contractual life (years)

5.91	$18,750	3.24	17,187	3.24
6.07	35,000	5.24	15,312	5.24
6.23	35,000	5.11	15,312	5.11
6.31	28,125	5.02
6.42	20,000	4.33	12,500	4.33
6.45	18,750	5.41
6.59	25,000	4.92
7.00	100,000	3.66	81,250	3.66
8.90	10,000	1.17	10,000	1.17
9.12	20,000	0.36	20,000	0.36
14.16	175,000	6.18

Schedule of share-based compensation expenses
	Year ended December 31,
	2024	2023	2022
Cost of revenue	144	-	-
Research and development	22	-	-
Sales and marketing	36	-	-
General and administrative	193	190	226

Total stock-based compensation	395	190	226